Commitment and Contingencies - Schedule of Future Minimum Lease Payment (Under ASU 840) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 1,508
2023	1,696
2024	1,746
2025	1,799
Thereafter	605
Future minimum payments due	$ 7,354